Operating Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		$ 7,535,417	$ 9,103,606	$ 22,418,420	$ 21,287,898
Personnel expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	[1]	4,905,296	6,988,059	15,176,860	15,570,699
Consulting and legal expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		1,414,916	1,053,068	3,726,346	2,836,162
Office expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		258,775	324,994	790,844	690,894
Depreciation and amortization expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		141,127	143,483	417,295	342,557
Travelling expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		70,372	97,115	230,675	223,535
Other [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		$ 744,931	$ 496,887	$ 2,076,400	$ 1,624,051

[1]	The amount includes share-based compensation expense of US$6,853,795 for the nine months ended September 30, 2026 (2025: US$8,991,538) and US$2,227,874 for the three months ended September 30, 2026 (2025: US$4,261,261), relating to various share awards granted to employees and non-employees. There were no new share -based awards granted and no modifications of existing awards during the period. The Group continues to recognize compensation expenses related to previously granted awards over the requisite service periods.